SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2015
Share-based compensation [Line Items]
Schedule of options granted to employees and non-employees
	Year ended December 31
	2015
	Award amount	Exercise price range	Vesting period	Expiration
Employees:
Options	852,501	$6.77- $10.88	4 years	10 years
RSU	216,050	-	4 years	10 years

Directors:
Options	27,000	$10.80- $11.87	3 years	10 years

Consultants:
Options	4,000	$10.88	4 years	10 years
RSU	83,800	-	4 years	10 years

	Year ended December 31
	2014
	Award amount	Exercise price range	Vesting period	Expiration
Employees:
Options	217,000	$1.92- $7.98	4 years	10 years

Directors:
Options	231,000	$5.88	3 years	10 years

Consultants:
Options	46,875	$1.92- $7.98	0-6 years	6 years

	Year ended December 31
	2013
	Award amount	Exercise price range	Vesting period	Expiration

Consultants:
Options	71,875	$1.92	-	10 years

Summary of the number of options outstanding
	Employees and directors		Consultants and service providers
	Number of options	USD(1)	Number of options	USD(1)
Outstanding at January 1, 2013	462,500	1.28	148,125	0.96
Granted	-	-	71,875	1.92
Outstanding at December 31, 2013	462,500	$1.28	220,000	$1.28
Granted	448,000	5.32	46,875	5.96
Forfeited	(6,250)	1.92	-	-
Outstanding at December 31, 2014	904,250	3.28	266,875	2.10
Granted	879,501	7.72	4,000	10.88
Exercised	(29,525)	1.92	(150,000)	1.92
Re-Designated(2)	(27,000)	5.88	27,000	5.88
Outstanding at December 31, 2015	1,727,226	$5.41	147,875	$3.24

(1)	Weighted average price per share
(2)	Pursuant to change in status of grantee from ‘director' to ‘consultant' during the reporting period.

Summary of the number of RSUs outstanding under the Plan
	Employees and directors	Consultants and service providers

	Number of RSUs
Outstanding at December 31, 2014	-	-
Awarded	216,050	83,800
Vested	(29,250)	(20,750)
Outstanding at December 31, 2015	186,800	63,050

Summary of the information concerning outstanding and exercisable options
December 31, 2015
Options outstanding			Options exercisable
	Number of	Weighted	Number of	Weighted
	options	average	options	average
Exercise	outstanding	remaining	exercisable	remaining
prices per	at end of	contractual	at end of	contractual
share USD	year	life	year	life
0.048-1.312	298,125	3.90	298,125	3.90
1.92	345,475	6.23	283,912	5.80
5.46-5.88	279,250	8.98	96,300	8.98
6.77	153,000	9.02	20,250	9.00
7.13-7.984	648,751	9.52	17,188	6.63
10.80-11.86	150,500	9.60	-	-
	1,875,101		715,775

Schedule of share-based compensation
	Year ended December 31
	2015	2014	2013
Cost of revenues	$2	$15	$16
Research and development expenses	588	80	59
Selling, general and administrative	1,187	102	430
	$1,777	$197	$505

Employees and directors [Member]
Share-based compensation [Line Items]
Schedule of underlying data used for computing the fair value of the options
	Year ended December 31
	2015	2014
Value of ordinary share	$6.96-$11.3	$4.8-$6.8
Dividend yield	0%	0%
Expected volatility*	60.1%-64.9%	59.0%-66.7%
Risk-free interest rate	1.38%-1.98%	1.87%-2.22%
Expected term	6 years	6-7 years

Consultants and other service providers [Member]
Share-based compensation [Line Items]
Schedule of underlying data used for computing the fair value of the options
	December 31
	2015	2014	2013
Value of ordinary share	$8.11	$5.45-$7.01	$6.816
Dividend yield	0%	0%	0%
Expected volatility*	69.4%	59.9%-62.0%	64.5%
Risk-free interest rate	2.27%	1.81%-2.0%	1.81%
Expected term	10 years	6 years	10 years